Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes Provisions

The provision for income taxes provisions consists of the following components:

	Three Months ended July 31, 2023	Three Months ended July 31, 2022
Current:
Federal income tax expense	$82,564	$7,720
State income tax expense	38,102	10,507
Deferred:
Federal income tax benefit	(1,320)	(226)
State income tax benefit	(440)	(75)
Total	$118,906	$17,926
The provision for income taxes provisions consists of the following components:
	Year ended April 30, 2023	Year ended April 30, 2022
Current:
Federal income tax expense	$223,512	$17,246
State income tax expense	116,099	10,492
Deferred:
Federal income tax benefit	(2,345)	—
State income tax benefit	(780)	—
Total	$336,486	$27,738

Schedule of Federal Statutory Rate on Income (Loss) before Income Taxes

The following is a reconciliation of the difference between the actual (benefit) provision for income taxes and the (benefit) provision computed by applying the federal statutory rate on income (loss) before income taxes:

	Three Months ended July 31, 2023	Three Months ended July 31, 2022
Federal statutory rate	21.00%	(21.00)%
State statutory rate, net of effect of state income tax deductible to federal income tax	7.02%	(5.99)%
Permanent difference – penalties, interest, and others	(7.62)%	1.11%
Utilization of net operating losses (“NOL”)	(12.89)%	—%
Valuation allowance	121.48%	29.13%
Effective tax rate	129.00%	3.25%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following:

	July 31, 2023	April 30, 2023
Deferred tax assets:
Bad debt expense	$40,550	$70,929
Lease liabilities, net of ROU	524,149	441,997
NOL	730,181	583,490
Valuation allowance	(1,283,162)	(1,085,551)
Deferred tax assets, net	$11,718	$10,865

Deferred tax liability:
Trademark acquired at acquisition of Maison Monterey Park	50,367	51,273
Deferred tax liability, net of deferred tax assets	$38,648	$40,408
Deferred taxes are comprised of the following:
	April 30, 2023	April 30, 2022
Deferred tax assets:
Inventory reserve	$—	$13,101
Bad debt expense	70,929	—
Lease liabilities, net of ROU	441,997	—
NOL	583,490	872,592
Valuation allowance	(1,085,551)	(885,693)
Deferred tax assets, net	$10,865	$—

Deferred tax liability:
Trademark acquired at acquisition of Maison Monterey Park	51,273	—
Deferred tax liability, net of deferred tax assets	$40,408	$—

Schedule of Income Tax Rate Reconciliation	The following is a reconciliation of the difference between the actual (benefit) provision for income taxes and the (benefit) provision computed by applying the federal statutory rate on income (loss) before income taxes:
	Year ended April 30, 2023	Year ended April 30, 2022
Federal statutory rate	21.00%	(21.00)%
State statutory rate, net of effect of state income tax deductible to federal income tax	7.08%	(6.88)%
Permanent difference – penalties, interest, and others	(1.69)%	(11.70)%
Utilization of net operating losses (“NOL”)	(14.64)%	—%
Valuation allowance	5.28%	44.00%
Effective tax rate	17.03%	4.42%